Document and Entity Information	Nov. 04, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000912766
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Laureate Education, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	650 South Exeter Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	(410)
Local Phone Number	843-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.004 per share
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ